CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Accounts receivable	¥ 2,492,387	¥ 3,048,182
Less: allowance for credit losses	(25,029)	(26,226)	¥ (39,221)
Accounts receivable, net	2,467,358	3,021,956
Accounts receivable, net of allowance for credit losses	2,467,358	3,021,956
Movement of the allowance for credit losses
Balance at the beginning of the year	26,226	39,221	20,728
Allowance made (reversal of allowance) during the year	(989)	(13,173)	18,294
Foreign exchange impact	(208)	178	199
Balance at the end of the year	25,029	26,226	39,221
Deferred Revenue
Beginning balance	141,844
Increase	23,971
Closing balance	165,815	141,844
Deferred revenue expected to be recognized as revenue after one year	51,983	50,869
Revenue recognized from the opening deferred revenue balance	86,483	144,983	¥ 161,391
Asset pledged as security | Long-term borrowings
Accounts receivable, net
Accounts receivable, net of allowance for credit losses	1,285,163	2,383,419
Asset pledged as security | Finance lease and other financing obligations
Accounts receivable, net
Accounts receivable, net of allowance for credit losses	¥ 89,166	¥ 133,788